Plant and Equipment	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Plant and Equipment

NOTE 6 – PLANT AND EQUIPMENT

2015

Leasehold improvements	$17,149
Office equipment	3,260
20,409
Accumulated depreciation	(2,207)
Balance as at December 31	$18,202

Depreciation expense for the period ended December 31, 2015 amounted to $2,207.